Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Operating Activities
Net Earnings (Loss)	$ 6,450	$ 587	[1]	$ (2,379)	[1]
Depreciation, Depletion and Amortization	4,679	5,886		3,464
Inventories	0	16		555
Realization of Inventory Write-Downs	0	(31)		(572)
Deferred Income Tax Expense (Recovery)	642	452		(838)
Unrealized (Gain) Loss on Risk Management	(126)	2		56
Unrealized Foreign Exchange (Gain) Loss	365	(312)		(131)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	146	171		(33)
Revaluation (Gains)	(549)	0		0
Re-measurement of Contingent Payments, Net of Cash Paid	(469)	400		(80)
(Gain) Loss on Divestiture of Assets	(269)	(229)		(81)
Unwinding of Discount on Decommissioning Liabilities	176	199		57
(Income) Loss From Equity-Accounted Affiliates	(15)	(57)		0
Distributions Received From Equity-Accounted Affiliates	65	137		0
Other	(117)	27		99
Settlement of Decommissioning Liabilities	(150)	(102)		(42)
Net Change in Non-Cash Working Capital	575	(1,227)		198
Cash From (Used in) Operating Activities	11,403	5,919		273
Investing Activities
Acquisitions, Net of Cash Acquired	(397)	735		0
Capital Investment	(3,708)	(2,563)		(859)
Proceeds From Divestitures	1,514	435		38
Payment on Divestiture of Assets	(50)	0		0
Net Cash Received on Assumption of Decommissioning Liabilities	0	75		0
Net Change in Investments and Other	(211)	17		(4)
Net Change in Non-Cash Working Capital	538	359		(38)
Cash From (Used in) Investing Activities	(2,314)	(942)		(863)
Net Cash Provided (Used) Before Financing Activities	9,089	4,977		(590)
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings	34	(77)		117
Issuance of Long-Term Debt	0	1,557		1,326
(Repayment) of Long-Term Debt	(4,149)	(2,870)		(112)
Net Issuance (Repayment) of Revolving Long-Term Debt	0	(350)		(220)
Principal Repayment of Leases	(302)	(300)		(197)
Common Shares Issued Under Stock Option Plans	138	6		0
Purchase of Common Shares Under NCIBs	(2,530)	(265)		0
Proceeds From Exercise of Warrants	62	2		0
Other inflows (outflows) of cash	(2)	0		0
Cash From (Used in) Financing Activities	(7,676)	(2,507)		837
Effect of Foreign Exchange on Cash and Cash Equivalents	238	25		(55)
Increase (Decrease) in Cash and Cash Equivalents	1,651	2,495		192
Cash and Cash Equivalents, Beginning of Year	2,873	378		186
Cash and Cash Equivalents, End of Year	4,524	2,873		378
Common shares
Financing Activities
Dividends paid	(682)	(176)		(77)
Variable Dividends Paid on Common Shares	(219)	0		0
Preference shares
Financing Activities
Dividends paid	$ (26)	$ (34)		$ 0

[1]	See Note 3X for revisions to prior period results.